Note 17 - Other Assets	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of other assets [text block]

17  Other assets

The table below presents the components of non-current and current Other assets (in thousands):

	December 31,	December 31,
	2025	2024
Non-current assets
Deposits	$1,180	$970
Other receivables	323	249
Finance lease receivables	739	824
Prepayments	16,252	20,044
Deferred options reward program costs	2,817	—
Total Other assets (non-current)	$21,311	$22,087

Current assets
Accounts receivable	$24,625	$9,146
Finance lease receivables	110	333
Prepayments	18,943	8,616
Other receivables	3,824	3,114
Total Other assets (current)	$47,502	$21,209

As of  December 31, 2025 and 2024, the carrying values of current Other assets approximated their fair values.